UNSECURED DEBT AND RELATED DERIVATIVES - Unsecured debentures and term loans (Details) $ in Thousands, $ in Millions	Dec. 31, 2024 CAD ($)	Oct. 04, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Oct. 12, 2023 CAD ($)	Aug. 30, 2021 CAD ($)	Dec. 18, 2020 CAD ($)	Jun. 04, 2020 CAD ($)	Dec. 19, 2018 USD ($)	Dec. 12, 2018 CAD ($)
Unsecured debentures and term loans, net
Amortized cost	$ 3,078,453		$ 3,065,982
Principal issued and outstanding	3,089,443		3,074,685
Non-current	3,078,453		2,821,849
Current	0		244,133
Unsecured Debentures and Term Loans, Net	3,078,453		3,065,982
2027 Debentures
Unsecured debentures and term loans, net
Amortized cost	498,857		498,497
Principal issued and outstanding	500,000		500,000				$ 500,000
Unsecured Debentures and Term Loans, Net	498,857		498,497
2028 Debentures
Unsecured debentures and term loans, net
Amortized cost	498,518		498,193
Principal issued and outstanding	500,000		500,000		$ 500,000
Unsecured Debentures and Term Loans, Net	498,518		498,193
April 2029 Debentures
Unsecured debentures and term loans, net
Amortized cost	397,947		397,629
Principal issued and outstanding	400,000		400,000	$ 400,000
Unsecured Debentures and Term Loans, Net	397,947		397,629
October 2029 Debentures
Unsecured debentures and term loans, net
Amortized cost	248,746		0
Principal issued and outstanding	250,000	$ 250,000	0
Unsecured Debentures and Term Loans, Net	248,746		0
2030 Debentures
Unsecured debentures and term loans, net
Amortized cost	498,139		497,917
Principal issued and outstanding	500,000		500,000			$ 500,000
Unsecured Debentures and Term Loans, Net	498,139		497,917
2031 Debentures
Unsecured debentures and term loans, net
Amortized cost	547,110		0
Principal issued and outstanding	550,000	$ 550,000	0
Unsecured Debentures and Term Loans, Net	547,110		0
2024 Term Loan
Unsecured debentures and term loans, net
Amortized cost	0		244,133
Principal issued and outstanding	0		244,283					$ 185.0
Unsecured Debentures and Term Loans, Net	0		244,133
2025 Term Loan
Unsecured debentures and term loans, net
Amortized cost	0		527,786
Principal issued and outstanding	0		528,180
Unsecured Debentures and Term Loans, Net	0		527,786
September 2026 Term Loan
Unsecured debentures and term loans, net
Amortized cost	89,336		102,064
Principal issued and outstanding	89,443		102,222
Unsecured Debentures and Term Loans, Net	89,336		102,064
December 2026 Term Loan
Unsecured debentures and term loans, net
Amortized cost	299,800		299,763
Principal issued and outstanding	300,000		300,000						$ 300,000
Unsecured Debentures and Term Loans, Net	$ 299,800		$ 299,763